Transamerica Large Cap Value Investment Objectives and Goals - Retail Class [Member] - Transamerica Large Cap Value	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Transamerica Large Cap Value
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	Seeks long-term capital appreciation.